Right-of-use Asset and Lease Liability - Schedule of Cash Paid for Amounts Included the Measurement of Lease Liabilities (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018
Leases [Abstract]
Operating cash flows from operating leases	$ 150,564	$ 136,943	$ 579,770	[1]	[1]

[1]	There is no comparable information for operating leases at or for the year ended December 31, 2018 since the Company adopted ASU No. 2016-02 on January 1, 2019 and elected to recognize operating lease right-of-use assets and operating lease liabilities at the adoption date.